Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information
22.	SEGMENT INFORMATION
The Group’s chief operating decision maker has been identified as the
Chief Executive Officer
(“CEO”) who reviews separate financial information of operating segments when making decisions about allocating resources and assessing performance of the Group. The Company’s chief operating decision maker does not review assets by segment in his resource allocation and therefore assets by segment are not disclosed below.
During the years ended December 31, 2023 and 2024, the Group determined that it operated in three operating segments namely Momo, Tantan and QOOL given that the related financial information is separately reviewed by the Group’s CEO. Momo’s services mostly include live video services, value-added services, mobile marketing services and mobile games derived from the Momo’s platform and other applications. Tantan’s services mainly include value-added services and live video services provided on Tantan’s platform. QOOL services mainly include advertisement services generated from the Group’s broadcasting of content television.
Effective from January 1, 2025, following the cessation of QOOL’s operations and given the diminished scale of Tantan’s operations relative to the Group’s overall business, the Company’s chief operating decision maker began reviewing the Group’s financial performance on a consolidated basis as a single operating segment. This change aligns the Company’s segment disclosure with the financial information that the chief operating decision maker currently receives and uses to allocate resources and assess performance. Prior period segment information has been retrospectively revised to conform to the current presentation.
The Group’s chief operating decision maker uses the consolidated net income to monitor budget versus actual results when making decisions about allocating resources and assessing performance of the Group.
The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,

	2023	2024	2025
	RMB	RMB	RMB
Net revenues:	12,002,323	10,562,971	10,367,096
Less:
Revenue Sharing	(6,079,947)	(5,496,231)	(5,459,117)
Other cost of revenues	(945,447)	(951,110)	(987,502)
Research and development	(884,590)	(804,425)	(779,449)
Sales and marketing	(1,414,949)	(1,329,780)	(1,368,658)
General and administrative	(502,479)	(507,658)	(455,393)
Interest expense	(62,223)	(127,846)	(72,438)
Income tax expenses	(630,023)	(845,022)	(842,869)
Other segment items (note)	469,030	538,674	404,855

Net income	1,951,695	1,039,573	806,525

Note: Other segment items includes other operating income, interest income, other gain or (loss), net, and share of (loss) income on equity method investments.

The following table presents interest income, share of (loss) income on equity method investments and depreciation and amortization expenses for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Interest income	436,253	510,964	374,466
Share of (loss) income on equity method investments	(70,643)	59,216	(12,879)
Depreciation and amortization expenses	79,608	58,733	81,815
The following table presents revenues by geographic area based on the addresses of the Group’s users:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Chinese mainland	11,203,978	9,392,079	8,367,094
Overseas	798,345	1,170,892	2,000,002

Total	12,002,323	10,562,971	10,367,096

The following table sets forth the Group’s long-lived assets by geographic area, which consist of property and equipment, net and operating lease right of-use
assets:

	For the years ended December 31,
	2024	2025
	RMB	RMB
Chinese mainland	1,101,560	1,127,317
Singapore	5,173	331,204
Rest of the World	42,472	80,308

Total	1,149,205	1,538,829